Commitments - Summary of Other Commitments (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Credit Facilities [Member]
Other Commitments [Line Items]
Other commitment, year 1	$ 0
Other commitment, year 2	0
Other commitment, year 3	0
Other commitment, year 4	2,300
Other commitment, year 5	0
Other commitment, thereafter	0
Letters Of Credit [Member]
Other Commitments [Line Items]
Other commitment, year 1	174
Other commitment, year 2	0
Other commitment, year 3	0
Other commitment, year 4	0
Other commitment, year 5	0
Other commitment, thereafter	0
Guarantees [Member]
Other Commitments [Line Items]
Other commitment, year 1	325
Other commitment, year 2	0
Other commitment, year 3	0
Other commitment, year 4	0
Other commitment, year 5	0
Other commitment, thereafter	0
Retirement Compensation Arrangements [Member]
Other Commitments [Line Items]
Other commitment, year 1	155
Prudential Support From IESO [Member]
Other Commitments [Line Items]
Other commitment, year 1	13
Debt Service Reserve Requirements [Member]
Other Commitments [Line Items]
Other commitment, year 1	5
Various Operating Purposes [Member]
Other Commitments [Line Items]
Other commitment, year 1	$ 1